Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 10		$ 41
Goodwill Impairment Losses		$ 517
Impairment of goodwill		$ 471